Stock Options (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Common shares reserved for issuance	19,595,000		19,595,000
Options granted	0	180,000	187,500	80,000
Weighted-average grant date fair value		$ 1.40	$ 1.18
Options excercised	150,000		20,000
Aggregate intrinsic value	$ 397,100		$ 36,000
Stock based compensation expense	2,994	$ 273,118	282,262	$ 59,122
Unrecognized compensation cost	$ 5,410		$ 8,404
Unrecognized compensation cost expected life	2 years		2 years 3 months
2013 Plan [Member]
Common shares reserved for issuance			20,000,000
Stock options grant description			No person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the 2013 Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the 2013 Plan are exercisable no later than ten years after the date of grant.
Stock options incentive percentage description			10% or more
Excecise price per share limit			Not be less than 110% of the fair market value
Option granted before date			Jun. 20, 2023